Related Party Transactions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Office sharing and occupancy costs	$ 37,595	$ 64,741
Amount of accounts payable and accrued liabilities	185,538	304,623
Long term notes amount	$ 1,984,225	$ 2,604,713